ACCOUNTS RECEIVABLE - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts receivable | Bank borrowings
ACCOUNTS RECEIVABLE
Assets pledged as collateral	¥ 18,873	$ 2,699	¥ 14,745